Fair Value - Summary of Details and Changes of Total Deferred Difference (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Beginning balance	₩ 10,387,651
Recognized at fair value through profit or loss	777,685	₩ 5,913
Ending balance	10,844,722	10,387,651
Beginning balance	15,297,610
Recognized at fair value through profit or loss	7,758	5,051
Ending balance	15,334,068	15,297,610
Derivatives held for trading [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	(5,647)	(8,470)
New transactions	0	0
Recognized at fair value through profit or loss	2,823	2,823
Ending balance	(2,824)	(5,647)
Derivatives used for hedging [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	6,532
New transactions		7,126
Recognized at fair value through profit or loss	(1,425)	(594)
Ending balance	₩ 5,107	₩ 6,532